Derivative financial instruments (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 342	£ 5,966
Derivative financial instruments, liabilities	(2,298)
Derivative financial instruments, non-current assets	30	4,807	£ 1,666
Derivative financial instruments, non-current liabilities	(2,298)		(655)
Derivative financial instruments, current assets	312	1,159	3,218
Derivative financial instruments, current liabilities			£ (1,253)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		4,490
Derivative financial instruments, non-current assets		4,490
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	245	624
Derivative financial instruments, non-current assets	30	317
Forward foreign currency contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	97	£ 852
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(2,298)
Derivative financial instruments, non-current liabilities	£ (2,298)